Capital Stock - 2013 S-1 July Registered Offering - Additional Information (Detail) - USD ($)													6 Months Ended		12 Months Ended
		Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Oct. 24, 2013	Jul. 31, 2013	Jul. 24, 2013	Jul. 19, 2013	Jul. 09, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013	Jun. 16, 2014	Jun. 11, 2014	Aug. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Warrants exercisable price											$ 30.00	$ 30.00								$ 0.25
Number of warrants issued															837,602		64,983,988
Common stock, par value									$ 0.001				$ 0.001		$ 0.001		$ 0.001
Warrant term											5 years	5 years
Percentage of agent fee on gross proceeds from Offering									5.00%	5.00%
Expiration date of warrants															Oct. 24, 2013
Proceeds from issuance of common stock		$ 400,000	$ 600,000	$ 550,000	$ 500,000				$ 2,377,000		$ 1,000,000	$ 2,025,000		$ 2,638,000	$ 3,649,000		$ 6,538,000
Proceeds from exercise of warrants													$ 431,000		$ 339,000		$ 2,386,000
Number of warrants exercised													64,113		39,295		16,954,822
Number of shares of common stock sold		29,630	40,000	36,667	22,223						33,334	67,500
Warrants outstanding													579,130		850,058		299,895				3,500,000
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Warrant term											5 years
Proceeds from issuance of common stock											$ 100,000
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants									$ 1,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units								133,334
Number of units issued																	16,754,822
Number of shares of common stock sold															184,000	[1]	37,991,000
Series A Warrants [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units																	16,754,822
Warrants exercisable price							$ 0.15	$ 0.15
Warrants exercise price							$ 0.15	$ 0.15
Proceeds from exercise of warrants																	$ 30,000
Number of warrants exercised																	200,000
Number of shares of common stock sold																	200,000
Warrants outstanding						36,554,822							0		0		36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Warrants outstanding																		67,255	67,255
Series B Warrants [Member]
Class of Stock [Line Items]
Number of units issued								133,334									16,754,822
Warrants exercise price								$ 0.15	$ 0.15
Warrant term								65 days
Maximum amount of reimbursement payable to agent									$ 75,000
Expiration date of warrants								Oct. 24, 2013							Oct. 24, 2013
Proceeds from exercise of warrants													$ 83,388		$ 339,506		$ 2,356,000
Number of warrants exercised													12,409		39,295		16,754,822
Adjusted exercise price						$ 0.1452
Warrants expired unexercised						3,245,178
Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised																	2,754,821
Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants exercised																	667,667
Series B Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants																	$ 497,000
Previously Reported [Member]
Class of Stock [Line Items]
Warrants exercisable price											$ 0.20	$ 0.20
Number of warrants issued															125,639,832
Number of warrants exercised															5,894,214
Number of shares of common stock sold		4,444,445	6,000,000	5,500,000	3,333,333						5,000,000	10,125,000
Warrants outstanding															127,508,118		44,983,988
Previously Reported [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units								20,000,000
Number of shares of common stock sold	[1]														27,598,000
Previously Reported [Member] | Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Warrants outstanding																		10,088,154	10,088,154
Previously Reported [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Number of units issued								20,000,000
Warrants exercise price																	$ 0.15
Proceeds from exercise of warrants																	$ 634,000
Number of warrants exercised															5,894,214		4,450,000
Adjusted [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants						$ 1,722,000
Number of warrants exercised						12,304,822											16,754,822
Before Adjustment [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercise price																	$ 0.15
Proceeds from exercise of warrants																	$ 634,000
Number of warrants exercised																	4,450,000
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued									4,445
Percentage of agent warrants to purchase on units issued in offering									5.00%
Warrants exercise price									$ 22.50
Warrant term									5 years
Percentage of Agent cash solicitation fee on gross proceeds									5.00%
Warrants outstanding						666,666							0		0		666,666
Placement Agent Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of warrants issued									666,666
Warrants exercise price									$ 0.15
Subscription Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares/warrants included in units									20,000,000
Subscription Agreements [Member] | Common Stock [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of units issued									5,998,999
Subscription Agreements [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price									$ 0.15
Subscription Agreements [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants issued									20,000,000
Subscription Agreements [Member] | Series B Warrants [Member] | Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of warrants issued									5,998,999
Subscription Agreements [Member] | Series B Warrants [Member] | Company's Chief Scientific Officer [Member]
Class of Stock [Line Items]
Number of warrants issued									667,667
Number of units issued									667,667
Subscription Agreements [Member] | Units and Series B Warrants [Member]
Class of Stock [Line Items]
Proceeds from sale of units and warrants									$ 3,000,000

[1]	See Note 1, "Reverse Stock Split"